Related-Party Transactions - Stock options (Details)		12 Months Ended
	Sep. 12, 2017	Dec. 31, 2020 EUR (€) Options USD ($) item € / shares shares	Dec. 31, 2019 EUR (€) Option Options € / shares	Dec. 31, 2018 EUR (€) Options € / shares
Sofinnova Capital VII FCPR
Transactions between the Company and related parties
Number of ordinary shares outstanding | shares		2,764,194
Mr. Dinko Valerio
Transactions between the Company and related parties
Number of ordinary shares outstanding | shares		693,420
Number of options outstanding		155,458
Number of options granted		24,615	14,918	27,500
Exercise price of options granted | € / shares		€ 8.82	€ 13.78	€ 2.74
Number of tranches | item		4
Vesting percentage of options		25.00%
Borrowings, interest rate	8.00%
Period after which unconverted loans become payable on demand	24 months
Ms. Alison Lawton
Transactions between the Company and related parties
Number of options outstanding		136,006
Number of options granted		24,615	14,918	27,500
Exercise price of options granted | € / shares		€ 8.82	€ 13.78	€ 2.74
Number of tranches | item		4
Vesting percentage of options		25.00%
Mr. James Shannon
Transactions between the Company and related parties
Number of ordinary shares outstanding | shares		61,538
Number of options outstanding		132,266
Number of options granted		24,615	14,918	27,500
Exercise price of options granted | € / shares		€ 8.82	€ 13.78	€ 2.74
Number of tranches | item		4
Vesting percentage of options		25.00%
Mr. Bart Filius
Transactions between the Company and related parties
Number of options outstanding | $		37,370
Number of options granted		24,615	12,755
Exercise price of options granted | € / shares		€ 8.82	€ 10.47
Number of tranches | item		4
Vesting percentage of options		25.00%
Ms. Theresa Heggie
Transactions between the Company and related parties
Number of options outstanding		37,949
Number of options granted		24,615	13,334
Exercise price of options granted | € / shares		€ 8.82	€ 8.00
Number of tranches | item		4
Vesting percentage of options		25.00%
Mr. D.A. de Boer
Transactions between the Company and related parties
Number of ordinary shares outstanding | shares		705,309
Number of options outstanding		1,477,376
Number of options granted		395,561	253,192	379,285
Exercise price of options granted | € / shares		€ 8.82	€ 13.78	€ 2.74
Bonus based on goals realized | €		€ 240,000	€ 273,000	€ 281,000
Vesting period		4 years
Weighted average contractual life of options		7 years 2 months 12 days
Mr. R.K. Beukema
Transactions between the Company and related parties
Bonus based on goals realized | €				€ 134,000